UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-02968-99
Name of Registrant: Vanguard Trustees' Equity Fund
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: October 31
Date of reporting period: January 31, 2015
Item 1: Schedule of Investments

Vanguard International Value Fund

Schedule of Investments
As of January 31, 2015

		Market
		Value
	Shares	($000)
Common Stocks (93.7%)[1]
Australia (0.9%)
QBE Insurance Group Ltd.	4,815,103	39,474
BHP Billiton Ltd.	1,440,637	33,228
		72,702
Belgium (1.2%)
Anheuser-Busch InBev NV	772,743	94,249

Brazil (2.3%)
BB Seguridade Participacoes SA	3,647,100	39,839
Ambev SA	5,021,100	33,037
Cielo SA	1,980,304	29,501
Petroleo Brasileiro SA ADR	3,990,200	24,540
Estacio Participacoes SA	3,874,400	24,126
Cia de Saneamento Basico do Estado de Sao Paulo	4,040,600	20,137
* PDG Realty SA Empreendimentos e Participacoes	21,893,800	4,260
		175,440
China (1.2%)
* Baidu Inc. ADR	193,960	42,268
China Shenhua Energy Co. Ltd.	13,369,500	36,700
Industrial & Commercial Bank of China Ltd.	17,298,000	12,335
		91,303
Denmark (0.7%)
Novo Nordisk A/S Class B	1,243,346	55,417

Finland (0.6%)
Sampo Oyj Class A	987,587	47,831

France (5.9%)
BNP Paribas SA	2,630,615	138,122
Sanofi	1,054,943	97,203
Total SA	1,084,657	55,676
Valeo SA	365,718	51,567
ArcelorMittal	3,798,769	36,293
Schneider Electric SE	481,214	36,174
Airbus Group NV	553,442	29,488
GDF Suez	869,200	19,278
		463,801
Germany (7.9%)
SAP SE	1,601,063	104,498
Bayer AG	589,060	84,844
Fresenius Medical Care AG & Co. KGaA	1,019,253	75,541
United Internet AG	1,538,554	66,651
Volkswagen AG Preference Shares	270,846	60,423
* METRO AG	1,505,331	46,321
Siemens AG	313,845	33,154
BASF SE	324,407	29,014
Bayerische Motoren Werke AG	246,571	28,674
adidas AG	392,859	27,032

Continental AG	112,600	25,408
HeidelbergCement AG	248,013	18,239
RWE AG	640,802	17,776
		617,575
Greece (0.1%)
* Piraeus Bank SA	17,051,197	9,921

Hong Kong (3.9%)
Swire Pacific Ltd. Class A	6,451,850	86,401
Hutchison Whampoa Ltd.	5,838,000	77,261
Galaxy Entertainment Group Ltd.	10,149,000	53,010
Li & Fung Ltd.	43,624,000	43,172
Sands China Ltd.	6,119,200	29,790
Esprit Holdings Ltd.	8,372,934	9,423
* Global Brands Group Holding Ltd.	43,624,000	8,219
		307,276
Indonesia (0.6%)
Telekomunikasi Indonesia Persero Tbk PT ADR	1,001,969	44,187

Ireland (0.5%)
* Ryanair Holdings plc ADR	592,458	39,090

Israel (1.1%)
Teva Pharmaceutical Industries Ltd. ADR	1,504,835	85,565

Italy (3.0%)
Eni SPA	5,380,176	90,541
Intesa Sanpaolo SPA (Registered)	23,369,772	68,340
Mediolanum SPA	5,436,457	38,659
Atlantia SPA	1,496,635	38,522
		236,062
Japan (21.0%)
Sumitomo Mitsui Financial Group Inc.	5,224,200	175,308
KDDI Corp.	2,161,100	152,550
Sumitomo Mitsui Trust Holdings Inc.	25,946,000	91,240
Japan Tobacco Inc.	3,348,000	91,188
Omron Corp.	2,189,200	87,521
Bridgestone Corp.	2,169,400	86,705
Panasonic Corp.	7,365,300	83,669
Toyota Motor Corp.	1,254,900	80,905
East Japan Railway Co.	941,200	72,696
^ Daihatsu Motor Co. Ltd.	5,017,600	69,968
Mitsubishi Corp.	3,537,200	61,707
SoftBank Corp.	1,018,600	59,946
Sumitomo Electric Industries Ltd.	4,439,000	57,200
Seven & i Holdings Co. Ltd.	1,528,683	55,941
Honda Motor Co. Ltd.	1,837,700	55,452
Daiwa House Industry Co. Ltd.	2,974,000	54,768
Toshiba Corp.	13,536,000	54,125
Daikin Industries Ltd.	640,500	44,570
Makita Corp.	850,500	37,725
Dai Nippon Printing Co. Ltd.	3,777,000	33,968
Nissan Motor Co. Ltd.	3,140,100	26,776
Ryohin Keikaku Co. Ltd.	230,700	25,556
Komatsu Ltd.	1,272,100	24,945
^ Yamato Kogyo Co. Ltd.	873,400	22,478

^ Dena Co. Ltd.	1,634,200	21,489
Miraca Holdings Inc.	153,900	6,893
Nippon Telegraph & Telephone Corp.	77,900	4,611
		1,639,900
Netherlands (2.3%)
Heineken NV	876,630	65,422
Unilever NV	1,428,277	61,937
Wolters Kluwer NV	1,225,790	36,618
Akzo Nobel NV	258,073	18,592
		182,569
Norway (0.2%)
^ TGS Nopec Geophysical Co. ASA	602,893	13,985

Other (0.5%)
* NXP Semiconductors NV	378,900	29,379
* Lenta Ltd. GDR	1,498,074	7,978
		37,357
Philippines (0.5%)
Alliance Global Group Inc.	73,103,700	41,316

Russia (1.4%)
Gazprom OAO ADR	16,000,253	64,226
Sberbank of Russia ADR	4,615,686	17,011
Mobile TeleSystems OJSC ADR	1,751,347	13,766
Sberbank of Russia	9,657,936	8,649
* X5 Retail Group NV GDR	573,992	6,053
Gazprom OAO ADR	382,486	1,535
		111,240
Singapore (1.5%)
DBS Group Holdings Ltd.	4,684,000	68,291
Genting Singapore plc	58,872,000	46,940
		115,231
South Africa (1.4%)
Mediclinic International Ltd.	4,541,733	44,909
Mr Price Group Ltd.	1,372,195	31,080
Nampak Ltd.	8,047,500	29,337
		105,326
South Korea (3.4%)
Samsung Electronics Co. Ltd.	101,411	125,891
E-Mart Co. Ltd.	296,695	56,295
Hyundai Mobis Co. Ltd.	183,036	41,378
Hyundai Home Shopping Network Corp.	141,604	15,492
Hana Financial Group Inc.	470,830	13,763
SK Innovation Co. Ltd.	142,413	12,094
		264,913
Spain (0.8%)
* Banco Santander SA	5,045,978	33,940
Red Electrica Corp. SA	326,060	27,780
Banco Bilbao Vizcaya Argentaria SA	8,568	73
		61,793
Sweden (2.0%)
Swedbank AB Class A	2,370,898	57,354
Assa Abloy AB Class B	1,023,890	55,919
Getinge AB	1,436,957	35,417

^ Oriflame Cosmetics SA	466,439	6,244
		154,934
Switzerland (6.1%)
Novartis AG	2,253,198	219,581
Roche Holding AG	234,346	63,160
ABB Ltd.	2,756,144	52,990
Credit Suisse Group AG	1,835,579	38,650
Cie Financiere Richemont SA	386,381	32,100
Holcim Ltd.	354,333	24,772
Actelion Ltd.	198,800	21,960
Swatch Group AG (Bearer)	40,705	16,189
GAM Holding AG	577,710	10,209
		479,611
Taiwan (1.3%)
Taiwan Semiconductor Manufacturing Co. Ltd.	22,565,704	99,236
Wistron Corp.	109,047	99
		99,335
Thailand (1.4%)
Bangkok Bank PCL	13,166,800	76,544
Kasikornbank PCL (Foreign)	4,325,600	29,556
		106,100
Turkey (1.6%)
* Turkcell Iletisim Hizmetleri AS	10,363,497	59,661
KOC Holding AS	7,767,228	40,275
Turkiye Halk Bankasi AS	4,098,643	26,318
		126,254
United Kingdom (17.2%)
* Royal Bank of Scotland Group plc	18,165,550	98,634
Prudential plc	3,741,533	90,959
AstraZeneca plc	1,227,908	87,409
Royal Dutch Shell plc Class A	2,703,936	82,270
BG Group plc	6,117,873	81,600
Carnival plc	1,779,082	79,652
Vodafone Group plc	19,784,694	69,573
British American Tobacco plc	1,212,581	68,409
* Lloyds Banking Group plc	51,893,211	57,488
BP plc ADR	1,407,925	54,670
HSBC Holdings plc	5,877,471	53,774
Unilever plc	1,049,389	46,209
Shire plc	601,050	43,870
Barclays plc	12,428,014	43,648
^ Serco Group plc	18,625,317	43,154
Wolseley plc	706,258	40,938
Rolls-Royce Holdings plc	3,033,401	40,526
Informa plc	5,147,552	39,580
Rexam plc	5,714,247	36,516
Ashtead Group plc	2,216,327	36,065
* RSA Insurance Group plc	5,082,207	34,680
Associated British Foods plc	698,960	32,598
^ Signet Jewelers Ltd.	264,631	31,927
BHP Billiton plc	843,993	18,332
Anglo American plc London Shares	1,044,803	17,452
Petrofac Ltd.	1,008,993	10,690
Inchcape plc	21,654	226
		1,340,849

	United States (1.2%)
*	Weatherford International plc			5,838,200	60,309
	*,^ Ultra Petroleum Corp.			2,079,780	26,517
	RenaissanceRe Holdings Ltd.			106,455	10,180
					97,006

	Total Common Stocks (Cost $7,363,494)				7,318,138
		Coupon
	Temporary Cash Investments (7.2%)[1]
	Money Market Fund (6.9%)
	[2,3] Vanguard Market Liquidity Fund	0.133%		540,052,239	540,052

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.3%)
[4,5]	Fannie Mae Discount Notes	0.130%	4/27/15	5,700	5,699
	[4,6,7]Federal Home Loan Bank Discount Notes	0.100%	2/4/15	2,000	2,000
[6,7]	Federal Home Loan Bank Discount Notes	0.090%-0.092%	2/11/15	1,300	1,300
	[4,6,7]Federal Home Loan Bank Discount Notes	0.097%	2/27/15	1,900	1,900
[4,6]	Federal Home Loan Bank Discount Notes	0.135%	3/20/15	500	500
	[4,6,7]Federal Home Loan Bank Discount Notes	0.120%	4/6/15	1,000	1,000
[6,7]	Federal Home Loan Bank Discount Notes	0.090%	4/29/15	5,000	4,999
[6,7]	Federal Home Loan Bank Discount Notes	0.160%	5/29/15	2,000	1,999
5	Freddie Mac Discount Notes	0.075%	2/3/15	1,000	1,000
[5,7]	Freddie Mac Discount Notes	0.100%	3/27/15	2,200	2,200
	[4,5,7]Freddie Mac Discount Notes	0.131%	6/8/15	2,600	2,600
					25,197
Total Temporary Cash Investments (Cost $565,246)					565,249
	Total Investments (100.9%) (Cost $7,928,740)				7,883,387
	Other Assets and Liabilities-Net (-0.9%)[2]				(73,850)
	Net Assets (100%)				7,809,537

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $93,564,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 96.5% and 4.4%, respectively, of net assets.
2 Includes $104,296,000 of collateral received for securities on loan.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Securities with a value of $11,739,000 have been segregated as initial margin for open futures contracts.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
7 Securities with a value of $7,845,000 have been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each

International Value Fund

security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	401,091	6,917,047	—
Temporary Cash Investments	540,052	25,197	—
Futures Contracts—Assets[1]	215	—	—
Futures Contracts—Liabilities[1]	(1,008)	—	—
Forward Currency Contracts—Assets	—	1,355	—
Forward Currency Contracts—Liabilities	—	(10,140)	—
Total	940,350	6,933,459	—
1 Represents variation margin on the last day of the reporting period.

International Value Fund

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At January 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	March 2015	1,921	72,598	7,014
FTSE 100 Index	March 2015	630	63,452	4,393
Topix Index	March 2015	476	57,320	146
S&P ASX 200 Index	March 2015	248	26,758	1,823
				13,376

Unrealized appreciation (depreciation) on open FTSE 100 Index and Dow Jones EURO STOXX
50 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

International Value Fund

At January 31, 2015, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

		Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	3/25/15	GBP	28,974	USD	45,543	(1,919)
Bank of America, N.A.	3/25/15	EUR	35,656	USD	44,633	(4,322)
Bank of America, N.A.	3/17/15	JPY	4,968,117	USD	41,815	513
BNP Paribas	3/24/15	AUD	24,055	USD	19,682	(1,019)
UBS AG	3/25/15	EUR	15,906	USD	19,556	(1,574)
UBS AG	3/17/15	JPY	1,414,135	USD	11,866	182
Deutsche Bank AG	3/25/15	EUR	9,677	USD	11,449	(509)
Morgan Stanley Capital Services
LLC	3/25/15	GBP	7,299	USD	11,397	(407)
Deutsche Bank AG	3/17/15	JPY	1,095,120	USD	9,171	160
Bank of America, N.A.	3/25/15	GBP	6,002	USD	9,061	(24)
UBS AG	3/24/15	AUD	6,731	USD	5,470	(248)
The Toronto-Dominion Bank	3/24/15	AUD	4,502	USD	3,609	(116)
Citibank, N.A.	3/17/15	USD	6,096	JPY	715,765	(2)
Citibank, N.A.	3/25/15	USD	4,949	GBP	3,269	27
BNP Paribas	3/25/15	USD	4,649	EUR	3,815	336
Deutsche Bank AG	3/24/15	USD	2,889	AUD	3,548	137
						(8,785)
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

E. At January 31, 2015, the cost of investment securities for tax purposes was $7,933,496,000. Net unrealized depreciation of investment securities for tax purposes was $50,109,000, consisting of unrealized gains of $954,006,000 on securities that had risen in value since their purchase and $1,004,115,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Diversified Equity Fund

Schedule of Investments
As of January 31, 2015

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (100.0%)
Vanguard Growth and Income Fund Investor Shares	7,170,387	291,763
Vanguard U.S. Growth Fund Investor Shares	7,454,803	219,917
Vanguard Morgan Growth Fund Investor Shares	8,783,991	219,424
Vanguard Windsor Fund Investor Shares	10,563,158	217,390
Vanguard Windsor II Fund Investor Shares	6,066,840	217,375
Vanguard Explorer Fund Investor Shares	1,615,123	145,684
Vanguard Mid-Cap Growth Fund	3,070,969	73,150
Vanguard Capital Value Fund	5,613,879	73,037
Total Investment Companies (100.0%) (Cost $1,070,415)		1,457,740
Other Assets and Liabilities-Net (0.0%)		(139)
Net Assets (100%)		1,457,601

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At January 31, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Oct. 31,		Proceeds			Jan. 31,
	2014		from			2015
	Market	Purchases	Securities		Capital Gain	Market
	Value	at Cost	Sold	Income	Distributions	Value
	($000)	($000)	($000)	($000)	Received ($000)	($000)
Vanguard Capital Value Fund	73,795	11,071	744	868	7,412	73,037
Vanguard Explorer Fund	152,593	20,742	6,042	217	19,940	145,684
Vanguard Growth and Income Fund	303,490	20,299	12,151	2,537	17,761	291,763
Vanguard Mid-Cap Growth Fund	76,163	13,333	9,028	106	8,827	73,150
Vanguard Morgan Growth Fund	227,461	24,044	9,469	1,523	22,521	219,424
Vanguard U.S. Growth Fund	227,730	17,271	10,202	1,353	15,919	219,917
Vanguard Windsor Fund	225,740	11,530	5,666	1,459	9,759	217,390

Diversified Equity Fund

Vanguard Windsor II Fund	226,279	17,271	4,784	2,340	14,731	217,375
Total	1,513,251	135,561	58,086	10,403	116,870	1,457,740

D. At January 31, 2015, the cost of investment securities for tax purposes was $1,070,415,000. Net unrealized appreciation of investment securities for tax purposes was $387,325,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Emerging Markets Select Stock Fund

Schedule of Investments
As of January 31, 2015

		Market
		Value
	Shares	($000)
Common Stocks (95.4%)[1]
Bangladesh (0.1%)
British American Tobacco Bangladesh Co. Ltd.	5,100	193

Brazil (8.0%)
Petroleo Brasileiro SA Preference Shares	936,238	2,850
Ambev SA	355,683	2,340
Banco Bradesco SA Preference Shares	148,328	1,870
BRF SA ADR	65,792	1,561
MRV Engenharia e Participacoes SA	599,287	1,551
Itau Unibanco Holding SA ADR	119,709	1,451
BB Seguridade Participacoes SA	113,055	1,235
Vale SA Class B ADR	195,800	1,226
Petroleo Brasileiro SA ADR	194,259	1,167
Randon Participacoes SA Preference Shares	533,218	795
CETIP SA - Mercados Organizados	61,657	793
* B2W Cia Digital	85,014	726
* Usinas Siderurgicas de Minas Gerais SA Preference Shares	549,800	686
Itau Unibanco Holding SA Preference Shares	50,277	617
EDP - Energias do Brasil SA	185,399	596
TOTVS SA	40,099	502
Telefonica Brasil SA Preference Shares	26,200	484
Cyrela Brazil Realty SA Empreendimentos e Participacoes	99,552	401
ALL - America Latina Logistica SA	201,065	290
Telefonica Brasil SA ADR	15,475	285
Raia Drogasil SA	22,300	214
Brasil Insurance Participacoes e Administracao SA	276,200	207
* Hypermarcas SA	24,100	164
Localiza Rent a Car SA	6,630	86
		22,097
Canada (0.4%)
First Quantum Minerals Ltd.	100,849	920
* Ivanhoe Mines Ltd.	94,600	56
		976
China (22.6%)
China Construction Bank Corp.	4,932,850	3,949
Industrial & Commercial Bank of China Ltd.	5,011,380	3,574
China Mobile Ltd.	268,000	3,513
China Unicom Hong Kong Ltd.	2,029,973	3,038
China Power International Development Ltd.	5,185,600	2,944
Dongfeng Motor Group Co. Ltd.	1,985,000	2,871
* Tencent Holdings Ltd.	137,685	2,322
China Resources Power Holdings Co. Ltd.	808,000	2,262
China Pacific Insurance Group Co. Ltd.	440,360	2,116
Greatview Aseptic Packaging Co. Ltd.	4,424,000	2,017
PICC Property & Casualty Co. Ltd.	1,008,040	1,966
China Shenhua Energy Co. Ltd.	709,970	1,949
Mindray Medical International Ltd. ADR	67,561	1,849
Lenovo Group Ltd.	1,267,280	1,632
China Agri-Industries Holdings Ltd.	4,017,000	1,623

	Fosun International Ltd.	1,132,730	1,582
	CNOOC Ltd.	1,187,000	1,575
	China Overseas Land & Investment Ltd.	514,000	1,482
	China Shineway Pharmaceutical Group Ltd.	920,000	1,441
	PetroChina Co. Ltd.	1,167,000	1,267
*	China Cinda Asset Management Co. Ltd.	2,345,500	1,109
	ENN Energy Holdings Ltd.	180,600	1,068
	Shanghai Electric Group Co. Ltd.	1,652,000	1,013
	Kingboard Laminates Holdings Ltd.	2,377,125	1,007
*	China Shipping Container Lines Co. Ltd.	2,936,000	921
*	Luye Pharma Group Ltd.	725,104	865
	Baoxin Auto Group Ltd.	1,472,000	843
	China Lesso Group Holdings Ltd.	1,685,000	824
	Guangdong Investment Ltd.	606,000	813
	China Life Insurance Co. Ltd.	208,000	806
	Haier Electronics Group Co. Ltd.	288,241	774
	Dah Chong Hong Holdings Ltd.	1,267,000	742
	Anhui Conch Cement Co. Ltd.	220,000	736
	China Dongxiang Group Co. Ltd.	3,849,000	654
	China Coal Energy Co. Ltd.	1,129,000	622
*,2 Tianhe Chemicals Group Ltd.		4,142,000	599
	China Petroleum & Chemical Corp.	710,000	562
*	GCL-Poly Energy Holdings Ltd.	2,464,000	535
	Sunny Optical Technology Group Co. Ltd.	316,000	479
	China Suntien Green Energy Corp. Ltd.	1,808,000	405
	Huadian Fuxin Energy Corp. Ltd.	818,000	386
*	Sinotrans Shipping Ltd.	1,239,500	280
	Sinopharm Group Co. Ltd.	72,800	265
	MMG Ltd.	832,000	238
*	China Shipping Development Co. Ltd.	286,000	204
	Intime Retail Group Co. Ltd.	272,500	168
	Longfor Properties Co. Ltd.	125,500	165
	Shandong Weigao Group Medical Polymer Co. Ltd.	79,500	62
	ANTA Sports Products Ltd.	32,000	56
*	Chaoda Modern Agriculture Holdings Ltd.	404,000	28
			62,201
Czech Republic (0.9%)
	CEZ AS	61,549	1,441
	Komercni banka as	4,601	936
			2,377
Egypt (0.3%)
	Commercial International Bank Egypt SAE	124,870	905

Greece (0.7%)
	Motor Oil Hellas Corinth Refineries SA	107,540	729
*	Hellenic Telecommunications Organization SA	87,844	725
*	Alpha Bank AE	846,348	309
*	Alpha Bank Warrants Exp. 12/10/2017	144,400	62
			1,825
Hong Kong (4.0%)
	Pacific Basin Shipping Ltd.	4,720,750	1,741
	Texwinca Holdings Ltd.	2,017,000	1,651
	Stella International Holdings Ltd.	566,500	1,495
	Galaxy Entertainment Group Ltd.	220,000	1,149
	AMVIG Holdings Ltd.	1,944,000	960
	Sands China Ltd.	160,050	779

AIA Group Ltd.	133,000	772
AAC Technologies Holdings Inc.	110,500	706
ASM Pacific Technology Ltd.	76,500	692
China Mengniu Dairy Co. Ltd.	117,277	534
Towngas China Co. Ltd.	265,440	232
Tingyi Cayman Islands Holding Corp.	75,000	185
Trinity Ltd.	590,000	116
* HC International Inc.	100,000	74
		11,086
Hungary (1.1%)
OTP Bank plc	157,725	2,092
* Magyar Telekom Telecommunications plc	739,375	959
		3,051
India (9.5%)
* Axis Bank Ltd.	330,729	3,133
ITC Ltd.	409,417	2,428
Reliance Industries Ltd.	123,903	1,828
Tata Motors Ltd. ADR	34,700	1,711
CESC Ltd.	143,024	1,684
* ICICI Bank Ltd.	269,138	1,564
Bharti Airtel Ltd.	248,855	1,499
ICICI Bank Ltd. ADR	120,425	1,446
Indiabulls Housing Finance Ltd.	151,754	1,437
HCL Technologies Ltd.	41,900	1,209
Hindalco Industries Ltd.	448,875	1,009
IDFC Ltd.	323,659	896
* Bank of Baroda	197,875	616
GMR Infrastructure Ltd.	1,971,206	611
Tata Consultancy Services Ltd.	14,964	599
Alstom T&D India Ltd.	73,121	560
Power Grid Corp. of India Ltd.	203,194	485
* Punjab National Bank	154,375	471
Dr Reddy's Laboratories Ltd. ADR	9,061	457
Marico Ltd.	67,619	393
GlaxoSmithKline Consumer Healthcare Ltd.	4,279	388
Idea Cellular Ltd.	145,608	363
* Bank of India	83,000	356
Sun Pharmaceutical Industries Ltd.	23,056	341
Alstom India Ltd.	25,577	288
* JK Lakshmi Cement Ltd.	43,738	273
		26,045
Indonesia (1.4%)
Bank Rakyat Indonesia Persero Tbk PT	1,332,900	1,219
Indofood CBP Sukses Makmur Tbk PT	608,700	694
Telekomunikasi Indonesia Persero Tbk PT	2,768,600	615
* Bank Tabungan Pensiunan Nasional Tbk PT	1,671,500	527
* Vale Indonesia Tbk PT	1,014,100	275
Matahari Department Store Tbk PT	184,400	225
Gudang Garam Tbk PT	36,200	165
* Sumber Alfaria Trijaya Tbk PT	3,529,600	132
		3,852
Kenya (0.3%)
Safaricom Ltd.	4,060,500	628
Equity Group Holdings Ltd.	334,200	197
		825

Malaysia (1.4%)
Genting Malaysia Bhd.	1,438,900	1,607
AMMB Holdings Bhd.	647,700	1,117
My EG Services Bhd.	629,600	443
British American Tobacco Malaysia Bhd.	22,900	416
*	7-Eleven Malaysia Holdings Bhd.	499,400	186
3,769
Mexico (2.9%)
America Movil SAB de CV ADR	67,037	1,434
*	Grupo Televisa SAB ADR	35,000	1,141
*	Cemex SAB de CV ADR	126,643	1,126
Grupo Financiero Banorte SAB de CV	184,700	937
*	Grupo Comercial Chedraui SA de CV	334,153	926
Grupo Mexico SAB de CV Class B	339,100	896
Grupo Financiero Santander Mexico SAB de CV ADR	73,188	774
Corp Inmobiliaria Vesta SAB de CV	156,400	302
Wal-Mart de Mexico SAB de CV	141,800	274
Concentradora Fibra Hotelera Mexicana SA de CV	25,300	34
7,844
Nigeria (0.1%)
Zenith Bank plc	4,334,780	365

Other (1.2%)
3	Vanguard FTSE Emerging Markets ETF	81,865	3,270

Pakistan (0.3%)
United Bank Ltd.	456,200	812

Philippines (2.1%)
Universal Robina Corp.	368,260	1,728
Energy Development Corp.	8,851,693	1,712
Metropolitan Bank & Trust Co.	583,535	1,257
Robinsons Land Corp.	751,100	473
Jollibee Foods Corp.	43,810	230
LT Group Inc.	417,500	129
Puregold Price Club Inc.	113,200	107
5,636
Poland (0.8%)
Cyfrowy Polsat SA	256,525	1,648
Bank Pekao SA	10,806	521
2,169
Qatar (0.4%)
Industries Qatar QSC	27,597	1,126

Romania (0.1%)
*,2 Societatea Comerciala de Distributie si Furnizare a Energiei Elect- Electrica SA
GDR	24,120	309

Russia (4.6%)
Lukoil OAO ADR XLON	116,209	4,569
Gazprom OAO ADR	436,073	1,750
Rosneft OAO GDR	414,834	1,345
PhosAgro OAO GDR	85,024	931
Magnit PJSC GDR	19,322	735
O'Key Group SA GDR	210,706	723
Lukoil OAO ADR	15,268	600

Sberbank of Russia ADR XLON	134,608	496
Sberbank of Russia	462,615	414
Sberbank of Russia ADR	104,070	399
Moscow Exchange MICEX-RTS OAO	343,669	348
Etalon Group Ltd. GDR	129,529	272
MMC Norilsk Nickel OJSC ADR	11,126	183
		12,765
Singapore (0.0%)
Petra Foods Ltd.	44,490	131

South Africa (5.7%)
Naspers Ltd.	25,007	3,608
Imperial Holdings Ltd.	129,746	2,286
Discovery Ltd.	227,142	2,237
Sasol Ltd.	61,936	2,237
Barloworld Ltd.	179,148	1,352
Reunert Ltd.	247,638	1,329
* Aveng Ltd.	511,216	784
* AngloGold Ashanti Ltd. ADR	48,900	605
Woolworths Holdings Ltd.	61,217	454
Growthpoint Properties Ltd.	102,919	258
Hyprop Investments Ltd.	23,742	215
Pick n Pay Stores Ltd.	24,295	120
* Adcock Ingram Holdings Ltd.	20,745	77
		15,562
South Korea (6.1%)
Samsung Electronics Co. Ltd.	3,421	4,247
Hyundai Motor Co.	15,076	2,317
* SK Hynix Inc.	29,356	1,268
Hana Financial Group Inc.	41,280	1,207
Kia Motors Corp.	27,485	1,149
Hyundai Heavy Industries Co. Ltd.	10,870	1,114
KB Financial Group Inc.	32,070	1,077
Dongbu Insurance Co. Ltd.	22,240	1,073
POSCO	3,500	813
Shinhan Financial Group Co. Ltd.	12,650	516
LG Chem Ltd.	2,771	498
Doosan Corp.	5,207	493
GS Holdings Corp.	12,999	492
LG Electronics Inc.	6,700	371
		16,635
Spain (0.7%)
Prosegur Cia de Seguridad SA	365,449	2,032

Sri Lanka (0.0%)
Ceylon Tobacco Co. plc	7,047	57

Switzerland (0.3%)
* Dufry AG	5,852	860

Taiwan (9.6%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	234,291	5,321
Taiwan Semiconductor Manufacturing Co. Ltd.	1,046,243	4,601
Compal Electronics Inc.	3,565,000	2,600
Hon Hai Precision Industry Co. Ltd.	866,808	2,379
Delta Electronics Inc.	380,773	2,326

MediaTek Inc.	95,000	1,445
Teco Electric and Machinery Co. Ltd.	1,286,000	1,200
Advanced Semiconductor Engineering Inc.	884,330	1,110
Mega Financial Holding Co. Ltd.	1,174,779	896
Yuanta Financial Holding Co. Ltd.	1,612,513	774
* Globalwafers Co. Ltd.	250,337	731
Epistar Corp.	390,000	691
Airtac International Group	56,650	492
* eMemory Technology Inc.	41,000	425
Largan Precision Co. Ltd.	4,080	339
President Chain Store Corp.	44,000	338
Catcher Technology Co. Ltd.	30,000	262
Advantech Co. Ltd.	21,988	164
Hermes Microvision Inc.	3,000	142
PChome Online Inc.	11,611	130
Silergy Corp.	8,388	61
		26,427
Thailand (2.6%)
Bangkok Bank PCL	309,400	1,799
Krung Thai Bank PCL (Foreign)	2,157,675	1,494
Airports of Thailand PCL	104,300	1,029
Total Access Communication PCL	288,000	826
PTT Global Chemical PCL	477,351	824
Precious Shipping PCL	1,082,800	462
PTT Global Chemical PCL	205,644	355
Robinson Department Store PCL	152,800	209
Big C Supercenter PCL	14,200	104
		7,102
Turkey (1.8%)
Coca-Cola Icecek AS	58,135	1,172
Turkiye Halk Bankasi AS	169,725	1,090
Akbank TAS	268,750	979
Tupras Turkiye Petrol Rafinerileri AS	43,158	935
* Turkcell Iletisim Hizmetleri AS	97,379	561
Ulker Biskuvi Sanayi AS	19,564	155
		4,892
United Arab Emirates (0.6%)
Union National Bank PJSC	872,012	1,372
Abu Dhabi Commercial Bank PJSC	138,025	260
		1,632
United Kingdom (1.2%)
Standard Chartered plc	124,984	1,681
Petrofac Ltd.	100,902	1,069
* Ophir Energy plc	220,432	446
		3,196
United States (3.6%)
* JD.com Inc. ADR	37,071	921
* UTi Worldwide Inc.	68,331	811
* Genpact Ltd.	97,671	1,960
* Hollysys Automation Technologies Ltd.	73,110	1,842
* Flextronics International Ltd.	102,750	1,143
* Baidu Inc. ADR	4,310	939
* Trina Solar Ltd. ADR	103,100	933
* Alibaba Group Holding Ltd. ADR	3,200	285

* 21Vianet Group Inc. ADR			4,465	74
				9,961
Total Common Stocks (Cost $274,998)				261,985
	Coupon
Temporary Cash Investments (4.9%)[1]
Money Market Fund (4.8%)
4 Vanguard Market Liquidity Fund	0.133%		13,056,976	13,057
			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
[5,6] Federal Home Loan Bank Discount Notes	0.100%	4/24/15	400	400
Total Temporary Cash Investments (Cost $13,457)				13,457
Total Investments (100.3%) (Cost $288,455)				275,442
Other Assets and Liabilities-Net (-0.3%)				(696)
Net Assets (100%)				274,746

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.0% and 2.3%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, the aggregate value of these securities was $908,000, representing 0.3% of net assets.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $400,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Emerging Markets Select Stock Fund

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	24,471	16,407	—
Common Stocks—Other	15,058	205,740	309
Temporary Cash Investments	13,057	400	—
Futures Contracts—Liabilities[1]	(210)	—	—
Total	52,376	222,547	309
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At January 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

Emerging Markets Select Stock Fund

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
MSCI Emerging Markets Index	March 2015	153	7,279	309

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At January 31, 2015, the cost of investment securities for tax purposes was $288,527,000. Net unrealized depreciation of investment securities for tax purposes was $13,085,000, consisting of unrealized gains of $32,312,000 on securities that had risen in value since their purchase and $45,397,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD TRUSTEES' EQUITY FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TRUSTEES' EQUITY FUND
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: March 19, 2015
VANGUARD TRUSTEES' EQUITY FUND
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: March 19, 2015

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.